MiMoto Smart Mobility S.r.l. - Acquisition (Details 2) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Mimoto Smart Mobility S.r.l. Acquisition
Revenues	$ 804	$ 13,019	$ 5,443
Net Loss	$ (1,470)	$ (72,652)	$ (26,472)